Restructuring - Net Restructuring Expense by Type (Detail) - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Net Restructuring Expense by Type
Restructuring, Staff related		€ 65	€ 127	€ 83	€ 201
of which [Abstract]
Termination Payments		63	106	81	180
Retention Acceleration		2	20	2	20
Social Security		0	1	0	1
Restructuring, Non Staff related	[1]	20	(4)	19	(4)
Total Net Restructuring Charges		€ 86	€ 123	€ 102	€ 197

[1]	Contract costs, mainly related to real estate and technology.